Equity and Debt Financing Agreements - Schedule of Short-term Debt (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible Notes With Accrued Interest Accounted For As Stock Settled Debt [Member]
Notes Payable	$ 494	$ 200	$ 534
Debt Instrument, Increase, Accrued Interest	11		47
Short-term Debt, Maximum Amount Outstanding During Period	505	200	581
Conversion Premiums [Member]
Notes Payable	247		237
Debt Instrument, Increase, Accrued Interest
Short-term Debt, Maximum Amount Outstanding During Period	247		237
Convertible Notes With Accrued Interest Accounted For As Stock Settled Debt Net [Member]
Notes Payable	741	200	771
Debt Instrument, Increase, Accrued Interest	11		47
Short-term Debt, Maximum Amount Outstanding During Period	752	200	818
Convertible Notes With Embedded Derivatives [Member]
Notes Payable	6,029	5,984	1,900
Debt Instrument, Increase, Accrued Interest	787	650	68
Short-term Debt, Maximum Amount Outstanding During Period	6,816	6,634	1,968
Derivative Discounts [Member]
Notes Payable	(3,053)	(4,054)	(1,038)
Debt Instrument, Increase, Accrued Interest
Short-term Debt, Maximum Amount Outstanding During Period	(3,053)	(4,054)	(1,038)
Convertible Notes With Embedded Derivatives Net [Member]
Notes Payable	2,976	1,930	862
Debt Instrument, Increase, Accrued Interest	787	650	68
Short-term Debt, Maximum Amount Outstanding During Period	3,763	2,580	930
Original Issue Discounts and Loan Fee Discounts [Member]
Notes Payable	(453)
Debt Instrument, Increase, Accrued Interest
Short-term Debt, Maximum Amount Outstanding During Period	(453)
Original Issue Discounts and Loan Fee Discounts Net [Member]
Notes Payable	3,264
Debt Instrument, Increase, Accrued Interest	798
Short-term Debt, Maximum Amount Outstanding During Period	$ 4,062
OID And Loan Fees Discount [Member]
Notes Payable		(652)	(221)
Debt Instrument, Increase, Accrued Interest
Short-term Debt, Maximum Amount Outstanding During Period		(652)	(221)
Convertible Notes Payable [Member]
Notes Payable		1,478	1,412
Debt Instrument, Increase, Accrued Interest		650	115
Short-term Debt, Maximum Amount Outstanding During Period		$ 2,128	$ 1,527